COMMITMENTS AND CONTINGENCIES (Details) - Schedule of future minimum lease payments - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES (Details) - Schedule of future minimum lease payments [Line Items]
2021	$ 664	$ 552
2022	1,719	18
Total	$ 2,526	$ 570